Deferred charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Deferred Costs	$ 32,337	$ 33,682
Archangel, Alaska, Arctic, Antarctic and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 5,779	$ 4,631